Pensions and Other Benefit Plans (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Retirement Plans [Member]
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$ 7,586	$ 6,030
Prior service cost (credit)	9	6
Unrecognized net transition obligation	2	3
Total before tax effects	7,597	6,039
Accumulated Benefit Obligations - end of year	19,267	15,452
Other Benefit Plans [Member]
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	1,601	1,218
Prior service cost (credit)	(14)	(18)
Unrecognized net transition obligation	0	1
Total before tax effects	$ 1,587	$ 1,201